Shareholders' Equity (Fair Value Assumptions) (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Shareholders' Equity [Abstract]
Dividend yield	[1]	0.00%	0.00%
Expected volatility		66.00%	66.00%
Risk-free interest rate		1.87%	1.38%
Expected life (years)	[2]	4 years 9 months 18 days	4 years 9 months 18 days

[1]	The option grant was made prior to the dividend distribution. As such, the valuation assumptions reflect the Company's previous record of not paying dividends.
[2]	Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate.